Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income		R$ 25,639	R$ 23,225	R$ 22,016
Financial assets at fair value through other comprehensive income		(166)	652	1,557
Change in fair value		(576)	997	2,239
Income tax effect		270	(415)	(1,193)
(Gains) / losses transferred to income statement		254	128	851
Income tax effect		(114)	(58)	(340)
Hedge		(1,135)	(571)	(697)
Cash flow hedge		(81)	(29)	(2,815)
Change in fair value		(256)	(86)	(5,041)
Income tax effect		175	57	2,226
Hedge of net investment in foreign operation		(1,054)	(542)	2,118
Change in fair value		(1,793)	(1,055)	3,760
Income tax effect		739	513	(1,642)
Remeasurements of liabilities for post-employment benefits	[1]	(164)	(10)	(590)
Remeasurements		(267)	33	(1,048)
Income tax effect		103	(43)	458
Foreign exchange differences on foreign investments		1,139	582	(2,737)
Total other comprehensive income		(326)	653	(2,467)
Total comprehensive income		25,313	23,878	19,549
Comprehensive income attributable to non-controlling interests		732	32	389
Comprehensive income attributable to the owners of the parent company		R$ 24,581	R$ 23,846	R$ 19,160

[1]	Amounts that will not be subsequently reclassified to income.